1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies And Organization Tables
Antidilutive Securities Excluded from Computation of Earnings Per Share
	March 31, 2015	March 31, 2014

Stock Warrants (Exercise price - $0.001/share)	17,200,000	15,200,000
Convertible Preferred Stock	2	2
Total	17,200,002	15,200,002

	December 31, 2014	December 31, 2013

Stock Warrants (Exercise price - $0.001/share)	18,000,000	18,000,000
Convertible Preferred Stock	2	2
Total	18,000,002	18,000,002

Schedule of income taxes
	2014	2013

Expected income tax recovery (expense) at the statutory rate of 34%	$(636,816)	$(2,539,012)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	222,901	2,153,127
Change in valuation allowance	413,915	385,583

Provision for income taxes	$-	$-

Schedule of deferred income taxes
	Years Ended December,
	2014	2013

Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	2,829,510	2,415,595
Valuation allowance	(2,829,510)	(2,415,595)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

Schedule of fair Value of Financial Instruments
	March 31, 2015	December 31, 2014
Level 1	$-	$-
Level 2	-	-
Level 3	-	-
Total	$-	$-

	December 31, 2014	December 31, 2013
Level 1	$-	$-
Level 2	-	-
Level 3	-	-
Total	$-	$-